HENDERSON GLOBAL FUNDS

Henderson Global Technology Fund
(the “Fund”)

Supplement dated July 1, 2014
to the Prospectus dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective August 31, 2014, Ian Warmerdam, Director of Technology Investments, will no longer be a portfolio manager of the Fund. All references to Mr. Warmerdam contained in the Prospectus are hereby deleted.

The following will replace the paragraph under “Management” on page thirty-four (34) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Stuart O’Gorman, Director of Technology Investments, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

•	Graeme Clark, Co-Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.

The following will replace the “Management of the Funds-Portfolio Managers-Global Technology Fund” section on page sixty-two (62) of the Prospectus:

Global Technology Fund

Stuart O’Gorman, Director of Technology Investments, is a Portfolio Manager for the Fund. He joined Henderson Global Investors in 2001 and has over 17 years of investment management experience.

Graeme Clark is a Portfolio Manager for the Fund. He joined Henderson Global Investors in 2013 and has over 14 years of experience in the investment industry.

HENDERSON GLOBAL FUNDS

Henderson Global Technology Fund

Supplement dated July 1, 2014
to the Statement of Additional Information dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Effective August 31, 2014, Ian Warmerdam, Director of Technology Investments, will no longer be a portfolio manager of the Henderson Global Technology Fund.

The following replaces the sixth paragraph under “Portfolio Managers-Portfolio Management” beginning on page sixty-seven (67) of the Statement of Additional Information:

Stuart O’Gorman and Graeme Clark are the portfolio managers for the Global Technology Fund.

Effective as of August 31, 2014, Mr. Clark did not own shares of the Funds.  The Funds’ shares are not registered to be sold outside of the US.  Mr. Clark resides outside of the US and is not eligible to purchase shares of the Fund.